Shareholders' equity and dividends - share buyback and treasury shares (Details)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Employees share saving plan [Member]
Share saving plan at 1 January	10,352,671	11,243,234
Purchase	3,403,469	2,740,657
Allocated to employees	(3,681,428)	(3,631,220)
Share saving plan at 31 December	10,074,712	10,352,671
Share buyback programme [Member]
Share buy-back programme at 1 January	0
Purchase	23,578,410
Cancellation	0
Share buy-back programme at 31 December	23,578,410	0